LEASES (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of leases [Abstract]
Schedule of Right-of-use assets

			Machinery
	Buildings		and
	and land	Simulators	equipment	Aircraft	Total
Net book value as at March 31, 2023	$346.7	$56.9	$12.4	$10.9	$426.9
Additions and remeasurements	168.0	8.7	0.5	—	177.2
Disposal of discontinued operations (Note 3)	(9.8)	—	—	—	(9.8)
Depreciation	(39.9)	(9.8)	(3.0)	(0.8)	(53.5)
Impairment	(1.3)	—	—	—	(1.3)
Transfers and others	9.3	(3.8)	—	—	5.5
Foreign currency exchange differences	0.9	(0.1)	—	—	0.8
Net book value as at March 31, 2024	$473.9	$51.9	$9.9	$10.1	$545.8
Additions and remeasurements	135.4	—	18.0	—	153.4
Business combinations (Note 2)	22.4	106.0	—	—	128.4
Depreciation	(45.8)	(13.3)	(5.2)	(1.0)	(65.3)
Impairment	(0.7)	—	—	—	(0.7)
Purchase of assets under lease (Note 14)	—	—	—	(9.1)	(9.1)
Transfers and others	(0.9)	—	0.7	—	(0.2)
Foreign currency exchange differences	29.0	6.5	0.2	—	35.7
Net book value as at March 31, 2025	$613.3	$151.1	$23.6	$—	$788.0

Schedule of Undiscounted Lease Payments to be Received Under Operating Leases
Undiscounted lease payments to be received under operating leases are as follows:

	2025	2024
Less than 1 year	$49.1	$63.0
Between 1 and 2 years	39.3	51.7
Between 2 and 3 years	30.7	43.3
Between 3 and 4 years	17.0	35.0
Between 4 and 5 years	13.4	21.4
More than 5 years	14.0	33.4
Total undiscounted lease payments receivable	$163.5	$247.8

Schedule of Undiscounted Lease Payments to be Received Under Finance Leases
Undiscounted lease payments to be received under finance leases are as follows:

	2025	2024
Less than 1 year	$23.9	$16.4
Between 1 and 2 years	21.3	22.8
Between 2 and 3 years	18.2	17.4
Between 3 and 4 years	15.9	16.0
Between 4 and 5 years	16.4	16.0
More than 5 years	118.4	128.9
Total undiscounted lease payments receivable	$214.1	$217.5
Unearned finance income	(56.3)	(56.9)
Discounted unguaranteed residual values of leased assets	(15.8)	(12.8)
Total investment in finance leases	$142.0	$147.8
Current portion (Note 11)	16.0	11.9
Non-current portion (Note 18)	$126.0	$135.9